REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE
REVENUE

20   REVENUE

Net revenue consisted of the following:

	Years ended December 31,
	2018	2019	2020

Colocation services	2,104,259	3,261,745	4,710,923
Managed service and others	655,231	832,826	1,005,945
Service revenue	2,759,490	4,094,571	5,716,868
Equipment sales	32,587	27,834	22,104
Total	2,792,077	4,122,405	5,738,972